Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Consolidated Statements Of Operations [Abstract]
Revenues	$ 28,068	$ 28,518	$ 55,527	$ 55,448	$ 112,920
Cost of revenues	21,401	21,955	42,726	42,692	86,939
Gross profit	6,667	6,563	12,801	12,756	25,981
Operating expenses
Sales and marketing	1,736	1,710	3,347	3,454	7,067
General and administrative	2,455	2,358	5,025	4,805	10,130
Total operating expenses	4,191	4,068	8,372	8,259	17,197
Operating income	2,476	2,495	4,429	4,497	8,784
Interest and marketable securities income	147	106	301	222	400
Currency fluctuation and other financing income (expenses), net	(393)	92	(233)	282	(740)
Changes in fair value of embedded currency conversion derivatives	(315)	(191)	312	(1,191)	(2,130)
Other expenses, net					(1)
Income before taxes on income	1,915	2,502	4,809	3,810	6,313
Income taxes	(775)	(422)	(1,391)	(861)	(1,978)
Net income	$ 1,140	$ 2,080	$ 3,418	$ 2,949	$ 4,335
Income per ordinary share
Basic income per ordinary share	$ 0.07	$ 0.12	$ 0.20	$ 0.17	$ 0.25
Diluted income per ordinary share	$ 0.07	$ 0.12	$ 0.20	$ 0.17	$ 0.25
Weighted average number of ordinary share used to compute basic earning per ordinary share	17,346,561	17,346,561	17,346,561	17,346,561	17,346,561
Weighted average number of Ordinary share used to compute diluted earning per ordinary share	17,346,561	17,354,477	17,346,561	17,356,186	17,346,561